INCOME TAX AND DEFERRED TAX ASSETS - Additional Information (Details)		6 Months Ended				12 Months Ended
	Jan. 01, 2019 employee	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income						¥ 3,000,000
Number of employees | employee	300
Assets		$ 4,322,547			$ 4,286,815			$ 3,999,242	¥ 50,000,000
Period for statute of limitations under special circumstances		5 years	5 years	5 years
Maximum amount of underpayment of tax liability		$ 14,000					¥ 100,000
Period for statute of limitations if tax liability exceeds RMB100,000		10 years	10 years	10 years
Period for statute of limitations due to computation errors		3 years	3 years	3 years
Provision for income tax uncertainty | $		$ 0
Minimum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income				¥ 1,000,000
Maximum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income				¥ 3,000,000
PRC tax Jurisdiction
INCOME TAX AND DEFERRED TAX ASSETS
Examination period		5 years	5 years	5 years
Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate		2.50%	2.50%	2.50%
Taxable income				¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate		5.00%	5.00%	5.00%
Income tax less than RMB 1 million to RMB 3 million | Minimum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income				¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million | Maximum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income				¥ 3,000,000
Hong Kong
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate		16.50%	16.50%	16.50%	16.50%
China
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate		25.00%	25.00%	25.00%
China | Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate		5.00%	5.00%	5.00%
Taxable income				¥ 1,000,000
China | Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate		10.00%	10.00%	10.00%
UK
INCOME TAX AND DEFERRED TAX ASSETS
Rate of corporation tax		25.00%					25.00%
Small profits rate of corporation tax		19.00%	19.00%	19.00%
Maximum amount of profits for small profits rate of corporation tax | £			£ 50,000
Assets | $		$ 3,377,288			$ 3,894,059